As filed with the Securities and Exchange Commission on September 19, 2000

                                                   Registration No. 333-70963

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ------------
                   POST-EFFECTIVE AMENDMENT NO. 2 TO FORM S-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                  ------------
                            COLI VUL-2 SERIES ACCOUNT
                              (Exact Name of Trust)

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                             8515 East Orchard Road
                            Englewood, Colorado 80111
          (Complete Address of Depositor's Principal Executive Offices)

                               William T. McCallum
                      President and Chief Executive Officer
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                             8515 East Orchard Road
                            Englewood, Colorado 80111
                (Name and Complete Address of Agent for Service)

         Copies to:
         James F. Jorden, Esq.                            Beverly A. Byrne, Esq.
         Jorden Burt Boros Cicchetti                      Counsel
            Berenson & Johnson LLP                        Great-West Life & Annuity Insurance Company
         1025 Thomas Jefferson Street, N.W.               8515 East Orchard Road
         Washington, D.C.  20007-5201                     Englewood, Colorado  80111
                                                             ------------
         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box):

                  [ X ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

                  [   ]  on May 1, 2000 pursuant to paragraph (b) of Rule 485.

                  [   ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

                  [   ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
                  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                                              -----------
Title of securities being offered - variable portion of individual flexible premium variable universal life insurance policies.
                                                              ----------
Approximate date of proposed public offering:  continuous.

[ ] Check this box if it is proposed  that this filing will become  effective on
(date) at (time) pursuant to Rule 487.

Explanatory Note

This amendment to the registration statement on Form S-6 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This amendment is being filed for the sole purpose of filing a supplement to the May 1, 2000 prospectus. This amendment does not delete, amend, or supersede any information contained in the Registration Statement.

                         Key Business VUL -- Prospectus

           A Flexible Premium Variable Universal Life Insurance Policy
             offered by Great-West Life & Annuity Insurance Company
                in connection with its COLI VUL-2 Series Account


                   Supplement dated September 20, 2000 to the
                       Prospectus for the Key Business VUL
                                dated May 1, 2000


On Page ii of the prospectus, add the following as the 34th Division (investment option):

         Brazos Insurance Funds - BRAZOS Small Cap Growth Portfolio

All references in the Prospectus to "33 Divisions" or "33 investment divisions" should read "34 Divisions" or "34 investment options," as appropriate.

On Page 4 of the prospectus, within the Table of Fees and Expenses of the Funds, add the following:

---------------------------------------------------- --------------- ------------ -------------- --------------- --------------
                                                       Management       Other      Gross Total      Less Fee       Net Total
                                                          Fees        Expenses       Annual        Waivers &        Annual
                       Fund                                                         Operating       Expense        Operating
                                                                                    Expenses     Reimbursement     Expenses
---------------------------------------------------- --------------- ------------ -------------- --------------- --------------

Brazos Insurance Funds
o        BRAZOS Small Cap Growth Portfolio               1.25%          0.80%         2.05%          0.60%          1.45%13
---------------------------------------------------- --------------- ------------ -------------- --------------- --------------

13 Brazos Insurance Funds - BRAZOS Small Cap Growth Portfolio The adviser voluntarily reimburses fund expenses and waives advisory fees to the extent the total operating expenses exceed 1.45%. This cap on expenses is expected to continue until further notice. The fund may at a later date reimburse to the adviser the advisory fees waived or limited and other expenses, including organizational expenses, assumed and paid by the adviser. Other Expenses is an estimated amount based on expenses expected to be incurred in the current fiscal period.


On Page 9 of the prospectus, add the following:

Brazos Insurance Funds (advised by John McStay Investment Counsel)

         BRAZOS Small Cap Growth Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in securities of companies with market capitalization of $1.8 billion or less, or a capitalization similar to that of companies represented in the Russell 2000 Index at the time of the Portfolio's investment. The Portfolio generally seeks investment in securities of companies with above average growth rates, average annual revenues below $1 billion, above average return on equity and low debt levels.

On page 30 of the prospectus, add the following:

Corporate Tax Shelter Customer List Requirements. The IRS has issued temporary regulations implementing the corporate tax shelter customer list requirements of Code Section 6112. Prior to the delivery of the Policy, the Company will make a determination, based on all the facts and circumstances known to us, that the proposed transaction with the Policyowner will be exempt from the customer list requirements. You are responsible, in consultation with a qualified tax consultant, to determine whether the tax return disclosure requirements of Code
Section 6011 and Temporary Regulations Section 1.6011 are applicable to you.

On Page 35 of the prospectus, delete the name of N. Berne Hart as a Director of Great-West.

Replace Pages C-1, C-2 and C-3 of the prospectus with the revised Appendix C that follows:

                 Appendix C -- Sample Hypothetical Illustrations

Illustrations of Death Benefits, Surrender Values And Accumulated Premiums

The illustrations in this prospectus have been prepared to help show how values under the Policy change with investment performance. The illustrations on the following pages illustrate the way in which a Policy Year's death benefit, Account Value and Cash Surrender Value could vary over an extended period of time. They assume that all premiums are allocated to and remain in the Series Account for the entire period shown and are based on hypothetical gross annual investment returns for the Funds (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6%, and 12% over the periods indicated.

The Account Values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy Years. The values would also be different depending on the allocation of a Policy's total Account Value among the Divisions of the Series Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Fund varied above and below such averages.

The amounts shown for the death benefits and Account Values take into account all charges and deductions imposed under the Policy based on the assumptions set forth in the tables below. These include the Expense Charges Applied to Premium, the Daily Risk Percentage charged against the Series Account for mortality and expense risks, the Monthly Service Charge and the Monthly Cost of Insurance. The Expense Charges Applied to Premium is equal to a guaranteed maximum of 6.5% for sales load and a guaranteed maximum of 3.5% to cover our federal tax obligations and the applicable local and state premium tax. The current level of these charges is 5.5% (for Policy Years 1 through 10 only) and 3.5%, respectively.
The Daily Risk Percentage charged against the Series Account for mortality and expense risks is an annual effective rate of 0.40% for the first five Policy Years, 0.25% for Policy Years 6 through 20, and 0.10% thereafter and is guaranteed not to exceed an annual effective rate of 0.90%. The Monthly Service Charge is $10.00 per month for first three Policy Years and $7.50 per Policy Month for all Policy Years thereafter. This Charge is guaranteed not to exceed $15 per Policy Month.

The amounts shown in the tables also take into account the Funds' advisory fees and operating expenses, which are assumed to be at an annual rate of 0.84% of the average daily net assets of each Fund. This is based upon a simple average of the advisory fees and expenses of all the Funds for the most recent fiscal year taking into account any applicable expense caps or expense reimbursement arrangements. Actual fees and expenses that you will incur may be more or less than 0.84%, and will vary from year to year. See "Charges and Deductions -- Fund Expenses" in this prospectus and the prospectuses for the Funds for more information on Fund expenses. The gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.22%, 4.76%, and 10.74%, respectively, during the first five Policy Years, -1.07%, 4.92%, and 10.90%, respectively, for Policy Years 6 through 20, and -0.92%, 5.07% and 11.07%, respectively, thereafter.

The hypothetical returns shown in the tables do not reflect any charges for income taxes against the Series Account since no charges are currently made. If, in the future, such charges are made, in order to produce the illustrated death benefits, Account Values and Cash Surrender Values, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by a sufficient amount to cover the tax charges.

The second column of each table shows the amount which would accumulate if an amount equal to each premium were invested and earned interest, after taxes, at 5% per year, compounded annually.

We will furnish upon request a comparable table using any specific set of circumstances. In addition to a table assuming Policy charges at their maximum, we will furnish a table assuming current Policy charges.



                                                           TABLE 1
                                         Great-West Life & Annuity Insurance Company
                                                  COLI VUL-2 Series Account
                                                        Male, Age 45
                                                $1,000,000 Total Face Amount
                                                  Annual Premium $12,524.03
                                                   Death Benefit Option 1
                                                   Current Policy Charges

                          Hypothetical 0% Gross Investment        Hypothetical 6% Gross           Hypothetical 12% Gross
                                  Return Net -1.22%            Investment Return Net 4.76%     Investment Return Net 10.74%
             Premiums
             Paid Plus
  Policy    interest At  Contract  Surrender    Death     Contract   Surrender     Death     Contract   Surrender  Death
   Year     5% Per Year    Value     Value     Benefit      Value      Value      Benefit     Value       Value     Benefit
    1         13,150       9,609     10,110   1,000,000    10,237      10,738    1,000,000    10,866     11,367    1,000,000
    2         26,958      16,898     17,274   1,000,000    18,691      19,067    1,000,000    20,563     20,939    1,000,000
    3         41,456      24,125     24,375   1,000,000    27,580      27,831    1,000,000    31,340     31,591    1,000,000
    4         56,679      30,859     30,985   1,000,000    36,484      36,610    1,000,000    42,865     42,991    1,000,000

    5         72,663      36,968     36,968   1,000,000    45,265      45,265    1,000,000    55,082     55,082    1,000,000
    6         89,447      42,758     42,758   1,000,000    54,245      54,245    1,000,000    68,426     68,426    1,000,000
    7         107,069     48,063     48,063   1,000,000    63,253      63,253    1,000,000    82,835     82,835    1,000,000
    8         125,573     52,779     52,779   1,000,000    72,188      72,188    1,000,000    98,331     98,331    1,000,000
    9         145,002     56,913     56,913   1,000,000    81,055      81,055    1,000,000   115,059     115,059   1,000,000

    10        165,402     60,473     60,473   1,000,000    89,861      89,861    1,000,000   133,185     133,185   1,000,000
    11        186,823     65,928     65,928   1,000,000    101,115    101,115    1,000,000   155,393     155,393   1,000,000
    12        209,314     71,248     71,248   1,000,000    112,884    112,884    1,000,000   180,066     180,066   1,000,000
    13        232,930     76,433     76,433   1,000,000    125,200    125,200    1,000,000   207,498     207,498   1,000,000
    14        257,727     81,050     81,050   1,000,000    137,673    137,673    1,000,000   237,623     237,623   1,000,000

    15        283,763     85,107     85,107   1,000,000    150,327    150,327    1,000,000   270,793     270,793   1,000,000
    16        311,101     88,501     88,501   1,000,000    163,084    163,084    1,000,000   307,319     307,319   1,000,000
    17        339,807     91,132     91,132   1,000,000    175,868    175,868    1,000,000   347,569     347,569   1,000,000
    18        369,947     92,897     92,897   1,000,000    188,602    188,602    1,000,000   391,977     391,977   1,000,000
    19        401,595     93,694     93,694   1,000,000    201,211    201,211    1,000,000   441,061     441,061   1,000,000
    20        434,825     93,200     93,200   1,000,000    213,424    213,424    1,000,000   495,299     495,299   1,000,000

  Age 60      283,763     85,107     85,107   1,000,000    150,327    150,327    1,000,000   270,793     270,793   1,000,000
  Age 65      434,825     93,200     93,200   1,000,000    213,424    213,424    1,000,000   495,299     495,299   1,000,000
  Age 70      627,622     69,660     69,660   1,000,000    269,485    269,485    1,000,000   870,810     870,810   1,353,875
  Age 75      873,686        0         0          0        398,119    398,119    1,000,000  1,455,914   1,455,914  2,054,938


Notes:
(1) "0" values in the "Contract Value," "Surrender Value" and "Death Benefit" columns indicate Policy lapse.

(2) Assumes a $12,524.03 premium is paid at the beginning of each Policy Year. Values will be different if premiums are are paid with a different frequency or in different amounts.

(3) Assumes that no policy loans have been made. Excessive loans or partial withdrawals may cause your Policy to lapse due to insufficient Account Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a policy owner, and the different investment rates of return for the Funds. The Cash Surrender Value and death benefit for a Policy would be different from those shown if the actual rates of investment return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any policy loans or partial withdrawals were made. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

                                                                 TABLE 2
                                               Great-West Life & Annuity Insurance Company
                                                        COLI VUL-2 Series Account
                                                              Male, Age 45
                                                      $1,000,000 Total Face Amount
                                                        Annual Premium $12,524.03
                                                         Death Benefit Option 1
                                                        Guaranteed Policy Charges

                                    Hypothetical 0% Gross       Hypothetical 6% Gross Investment        Hypothetical 12% Gross
                                 Investment Return Net -1.71%           Return Net 4.24%             Investment Return Net 10.18%
                    Premiums
                    Paid Plus
   Policy          interest At  Contract  Surrender    Death     Contract   Surrender    Death      Contract   Surrender  Death
    Year           5% Per Year   Value      Value     Benefit     Value       Value     Benefit      Value       Value     Benefit
     1               13,150      6,555      7,056    1,000,000    7,080       7,581    1,000,000     7,607       8,108    1,000,000
     2               26,958      12,557    12,933    1,000,000    14,008     14,384    1,000,000     15,528     15,904    1,000,000
     3               41,456      18,136    18,386    1,000,000    20,906     21,156    1,000,000     23,928     24,178    1,000,000
     4               56,679      23,301    23,426    1,000,000    27,775     27,901    1,000,000     32,864     32,990    1,000,000
     5               72,663      27,945    27,945    1,000,000    34,503     34,503    1,000,000     42,281     42,281    1,000,000
     6               89,447      32,078    32,078    1,000,000    41,088     41,088    1,000,000     52,239     52,239    1,000,000
     7               107,069     35,597    35,597    1,000,000    47,414     47,414    1,000,000     62,690     62,690    1,000,000
     8               125,573     38,397    38,397    1,000,000    53,359     53,359    1,000,000     73,583     73,583    1,000,000
     9               145,002     40,490    40,490    1,000,000    58,914     58,914    1,000,000     84,985     84,985    1,000,000
     10              165,402     41,771    41,771    1,000,000    63,951     63,951    1,000,000     96,853     96,853    1,000,000
     11              186,823     42,136    42,136    1,000,000    68,340     68,340    1,000,000    109,150     109,150   1,000,000
     12              209,314     41,592    41,592    1,000,000    72,053     72,053    1,000,000    121,948     121,948   1,000,000
     13              232,930     40,029    40,029    1,000,000    74,949     74,949    1,000,000    135,221     135,221   1,000,000
     14              257,727     37,451    37,451    1,000,000    76,988     76,988    1,000,000    149,054     149,054   1,000,000
     15              283,763     33,740    33,740    1,000,000    78,015     78,015    1,000,000    163,439     163,439   1,000,000
     16              311,101     28,776    28,776    1,000,000    77,861     77,861    1,000,000    178,371     178,371   1,000,000
     17              339,807     22,433    22,433    1,000,000    76,343     76,343    1,000,000    193,855     193,855   1,000,000
     18              369,947     14,575    14,575    1,000,000    73,260     73,260    1,000,000    209,906     209,906   1,000,000
     19              401,595     4,823      4,823    1,000,000    68,164     68,164    1,000,000    226,350     226,350   1,000,000
     20              434,825       0          0          0        60,790     60,790    1,000,000    243,205     243,205   1,000,000

    Age 60            283,763     33,740    33,740    1,000,000    78,015     78,015    1,000,000    163,439     163,439   1,000,000
    Age 65            434,825       0          0          0        60,790     60,790    1,000,000    243,205     243,205   1,000,000
    Age 70            627,622       0          0          0          0           0          0        332,871     332,871   1,000,000
    Age 75            873,686       0          0          0          0           0          0        428,454     428,454   1,000,000

Notes:
(1) "0" values in the "Contract Value," "Surrender Value" and "Death Benefit" columns indicate Policy lapse.

(2) Assumes a $12,524.03 premium is paid at the beginning of each Policy Year. Values will be different if premiums are are paid with a different frequency or in different amounts.

(3) Assumes that no policy loans have been made. Excessive loans or partial withdrawals may cause your Policy to lapse due to insufficient Account Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a policy owner, and the different investment rates of return for the Funds. The Cash Surrender Value and death benefit for a Policy would be different from those shown if the actual rates of investment return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any policy loans or partial withdrawals were made. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of effectiveness of this Amendments to Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Englewood, State of Colorado, on the 19th day of September, 2000.

                                 COLI VUL-2 SERIES ACCOUNT
                                               (Registrant)

                                 BY: GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                                     (Depositor)



                                 BY:     /s/ W.T. McCallum
                                         W.T. McCallum
                                         President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


/s/ R. Gratton
R. Gratton*                         Chairman of the Board              September 19, 2000


/s/ W.T. McCallum
W.T. McCallum                       President, Chief Executive         September 19, 2000
                                    Officer and Director

/s/ M.T.G. Graye
M.T.G. Graye                        Chief Financial Officer            September 19, 2000


/s/ J. Balog
J. Balog*                           Director                           September 19, 2000


/s/ J.W. Burns
J.W. Burns*                         Director                           September 19, 2000


/s/ O.T. Dackow
O.T. Dackow*                        Director                           September 19, 2000


/s/ A. Desmarais
A. Desmarais*                       Director                           September 19, 2000


/s/ P/ Desmarais
P. Desmarais*                       Director                           September 19, 2000



/s/ R.G. Graham
R.G. Graham*                        Director                           September 19, 2000


/s/ K.P. Kavanaugh
K.P. Kavanaugh*                     Director                           September 19, 2000


/s/ W. Mackness
W. Mackness*                        Director                           September 19, 2000


/s/ J.E.A. Nickerson
J.E.A. Nickerson*                   Director                           September 19, 2000


/s/ P.M. Pitfield
P.M. Pitfield*                      Director                           September 19, 2000


/s/ M. Plessis-Belair
M. Plessis-Belair*                  Director                           September 19, 2000


/s/ B.E. Walsh
B.E. Walsh*                         Director                           September 19, 2000


*By: /s/ D.C. Lennox
      D.C.  Lennox,  Attorney-in-Fact  pursuant  to Powers  of  Attorney  filed  under  Registrant's  Pre-Effective
      Amendment No. 1 to Form S-6, filed with the Securities and Exchange Commission on June 23, 1999.